Description of Organization and Business Operations	6 Months Ended
Jun. 30, 2026
Description of Organization and Business Operations [Abstract]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Evolution Metals & Technologies Corp. (formerly known as Welsbach Technology Metals Acquisition Corp. or “WTMA”), a Delaware corporation, and collectively with its subsidiaries (the “Company,” “EM&T,” or “New EM”) is developing a secure, reliable global supply chain for critical minerals and materials (“CMM”), leveraging advanced technologies and strategic consolidation of midstream and downstream manufacturers. The Company will support key industries, such as automotive and aerospace, while driving a sustainable future through efficient processing and the application of cutting edge autonomous and smart robotics. The Company has two direct wholly owned subsidiaries: NewCo Inc. (“NewCo”), incorporated in Delaware on January 5, 2026, and Evolution Metals LLC (“EM LLC”), incorporated in Delaware on February 9, 2024.

To achieve this vision, on January 5, 2026, EM LLC acquired a controlling equity interest in four separate Korean entities (collectively, the “Four Entities”). The Four Entities are critical to the CMM supply chain in order to combine initial capabilities believed to serve as the foundation for the Company’s growth, transforming raw materials into essential components for further manufacturing; recycling lithium batteries; producing materials that are essential feedstocks used in the production of advanced magnets, which include (a) bonded magnets that are vital components in various high-tech applications (including automotive, aerospace, and consumer electronics industries) and (b) sintered magnets that are crucial for high-performance applications (particularly in the defense and aerospace sectors where precision and durability are paramount); developing AI software and machines to drive automation, innovation, and efficiency to reduce labor costs, lower manufacturing reject rates, and automating the quality of control processes. For further discussion on EM LLC’s acquisition of the Four Entities and the related accounting, refer to Note 4 — Acquisitions.

WTMA Merger Agreement

On January 5, 2026 (the “Closing Date”), immediately following the acquisition of the Four Entities, WTMA, a special purpose acquisition company, consummated the business combination pursuant to the terms of the Agreement and Plan of Merger entered into on April 1, 2024 and as amended on November 6, 2024, November 11, 2024, February 10, 2025, March 31, 2025, June 11, 2025, July 21, 2025, and January 5, 2026 (collectively, the “Amended Merger Agreement”), by and among EM LLC, WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and direct wholly owned subsidiary of WTMA (“Merger Sub”), NewCo Inc. (“NewCo”), a Delaware limited liability company, and David Wilcox, as the sole stockholder of NewCo. Pursuant to the Amended Merger Agreement, Merger Sub merged with and into EM LLC, with EM LLC being the surviving corporation and resulting in EM LLC being a wholly owned subsidiary of WTMA (the “Merger” and collectively, with the other transactions contemplated by the Amended Merger Agreement, the “Business Combination”).

As discussed in Note 3 — Reverse Recapitalization, the Business Combination was accounted for as a reverse recapitalization under which the historical financial statements of the Company prior to the Business Combination are those of EM LLC. All information related to the common stock of EM LLC prior to the Closing Date and presented in the financial statements and notes thereto has been retroactively adjusted to reflect the exchange ratio established in the Amended Merger Agreement. For further discussion on the reverse recapitalization and the related accounting, refer to Note 3 — Reverse Recapitalization.

To facilitate the closing of the Business Combination, the Company entered into a short-term bridge loan with cash proceeds of $80.0 million with a stated, fixed interest rate per annum of 6.0% and a stated maturity date of five business days following the Closing Date. The bridge loan was repaid prior to the maturity date and the related interest expense incurred by the Company was de minimis.

Immediately following the Closing Date, EM&T operates as a holding company and owns 100% of EM LLC, which in turn owns 100% of Evolution Metals LLC (Korea) (“Korea DRE”). Korea DRE owns 100% of the Four Entities, KCM Industry Co., Ltd., KMMI Inc., Handa Lab Co., Ltd., and NS World Co., Ltd.

Although WTMA was the legal acquirer, for accounting purposes the Business Combination is treated as a reverse recapitalization in accordance with U.S. GAAP, with EM LLC deemed to be the accounting acquirer and WTMA treated as the acquired company. Accordingly, the unaudited condensed consolidated financial statements of EM&T subsequent to the Closing Date will represent a continuation of the financial statements of EM LLC, with the net assets of WTMA recorded at historical cost. No goodwill or other intangible assets were recorded as a result of the transaction. All outstanding equity interests of EM LLC were converted into shares of EM&T common stock in accordance with the exchange ratio established in the Merger Agreement.

In connection with the closing of the Business Combination, WTMA changed its corporate name to Evolution Metals & Technologies Corp. and on January 6, 2026, the Company’s common stock began to trade on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbol “EMAT”. As a result of the business combination, EM&T became a publicly traded operating company focused on midstream processing of critical materials, including precious metals, battery metals, magnets & rare earth elements, and its related products.